united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 3/31

Date of reporting period: 6/30/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Newfound Risk Managed Global Sectors Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2017
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 99.6%
		EQUITY FUNDS - 99.6%
	52,943	iShares Global Consumer Discretionary ETF	$ 5,239,769
	48,604	iShares Global Consumer Staples ETF	4,969,273
	62,972	iShares Global Energy ETF	1,954,651
	91,093	iShares Global Financials ETF	5,753,434
	45,670	iShares Global Healthcare ETF	4,994,015
	61,847	iShares Global Industrials ETF	5,235,967
	95,209	iShares Global Materials ETF	5,696,354
	38,993	iShares Global Tech ETF	5,105,353
	85,350	iShares Global Telecom ETF	4,992,975
	101,504	iShares Global Utilities ETF	4,976,741
		TOTAL EXCHANGE TRADED FUNDS (Cost $43,120,046)	48,918,532

		SHORT-TERM INVESTMENTS - 0.7%
	330,021	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.77% + (Cost $330,021)	330,021

		TOTAL INVESTMENTS - 100.3% (Cost $43,450,067) (a)	$ 49,248,553
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3) %	(146,228)
		TOTAL NET ASSETS - 100.0%	$ 49,102,325

+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.
ETF-Exchange Traded Fund
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $43,591,582 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 5,719,932
		Unrealized Depreciation:	(62,961)
		Net Unrealized Appreciation:	$ 5,656,971

See accompanying notes to financial statements.

Newfound Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2017
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 100.0%
		ASSET ALLOCATION FUNDS - 6.7%
	93,180	SPDR Bloomberg Barclays Convertible Securities ETF	$ 4,623,592

		DEBT FUNDS - 59.7%
	78,616	iShares iBoxx $ High Yield Corporate Bond ETF	6,948,868
	24,759	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,983,707
	191,041	iShares US Preferred Stock ETF	7,483,076
	1,737	JPMorgan Disciplined High Yield ETF	89,296
	169,978	PowerShares Emerging Markets Sovereign Debt Portfolio	4,975,256
	620,546	PowerShares Senior Loan Portfolio	14,359,434
	2,674	PowerShares Variable Rate Preferred Portfolio	69,952
	217,200	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	4,102,908
	13,527	VanEck Vectors Preferred Securities ex Financials ETF	272,840
			41,285,337
		EQUITY FUNDS - 30.6%
	63,720	Global X MLP ETF	695,822
	26,865	Horizons NASDAQ - 100 Covered Call ETF	635,626
	30,065	iShares International Select Dividend ETF	983,727
	118,323	iShares Mortgage Real Estate Capped ETF	5,487,821
	110,211	PowerShares S&P 500 BuyWrite Portfolio	2,448,888
	70,321	Vanguard Global ex-U.S. Real Estate ETF	3,955,556
	44,120	Vanguard High Dividend Yield ETF	3,448,419
	27,973	Vanguard International High Dividend Yield ETF	1,749,991
	20,713	Vanguard Real Estate Investment Trust ETF	1,723,943
			21,129,793
		EXCHANGE TRADED NOTE - 3.0%
	69,855	JPMorgan Alerian MLP Index ETN	2,074,694

		TOTAL EXCHANGE TRADED FUNDS (Cost $66,928,901)	69,113,416

		SHORT-TERM INVESTMENTS - 1.3%
	918,503	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.77% + (Cost $918,503)	918,503

		TOTAL INVESTMENTS - 101.3% (Cost $67,847,404) (a)	$ 70,031,919
		LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3) %	(903,589)
		TOTAL NET ASSETS - 100.0%	$ 69,128,330

ETF-Exchange Traded Fund
ETN-Exchange Traded Note
+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $67,966,864 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 2,160,786
		Unrealized Depreciation:	(95,731)
		Net Unrealized Appreciation:	$ 2,065,055

See accompanying notes to financial statements.

Newfound Risk Managed U.S. Sectors Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2017
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 99.6%
		EQUITY FUNDS - 99.6%
	29,702	Consumer Discretionary Select Sector SPDR Fund	$ 2,662,190
	44,492	Consumer Staples Select Sector SPDR Fund	2,444,390
	10,028	Fidelity MSCI Consumer Discretionary Index ETF	355,994
	13,405	Fidelity MSCI Consumer Staples Index ETF	442,767
	14,359	Fidelity MSCI Financials Index ETF	521,806
	12,781	Fidelity MSCI Health Care Index ETF	489,385
	11,021	Fidelity MSCI Industrials Index ETF	383,421
	2,444	Fidelity MSCI Information Technology Index ETF	104,407
	12,338	Fidelity MSCI Materials Index ETF	385,316
	387	Fideltiy MSCI Telecommunication Services Index ETF	12,361
	14,886	Fidelity MSCI Utilities Index ETF	502,700
	108,264	Financial Select Sector SPDR Fund	2,670,873
	34,132	Health Care Select Sector SPDR Fund	2,704,620
	39,788	Industrial Select Sector SPDR Fund	2,709,961
	50,672	Materials Select Sector SPDR Fund	2,726,660
	47,361	Technology Select Sector SPDR Fund	2,591,594
	47,843	Utilities Select Sector SPDR Fund	2,485,922
		TOTAL EXCHANGE TRADED FUNDS (Cost $22,072,887)	24,194,367

		SHORT-TERM INVESTMENTS - 3.8%
	917,334	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.77% + (Cost $917,334)	917,334

		TOTAL INVESTMENTS - 103.4% (Cost $22,990,221) (a)	$ 25,111,701
		LIABILITIES IN EXCESS OF OTHER ASSETS - (3.4) %	(818,308)
		TOTAL NET ASSETS - 100.0%	$ 24,293,393

+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $23,047,262 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 2,073,422
		Unrealized Depreciation:	(8,983)
		Net Unrealized Appreciation:	$ 2,064,439

See accompanying notes to financial statements.

Newfound Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017

The following is a summary of significant accounting policies followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the "fair value" procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Newfound Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Newfound Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for the Fund's assets and liabilities measured at fair value:

Newfound Risk Managed Global Sectors Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 48,918,532	$ -	$ -	$ 48,918,532
Short-Term Investments	330,021	-	-	330,021
Total	$ 49,248,553	$ -	$ -	$ 49,248,553

Newfound Multi Asset Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 69,113,416	$ -	$ -	$ 69,113,416
Short-Term Investments	918,503	-	-	918,503
Total	$ 70,031,919	$ -	$ -	$ 70,031,919

Newfound Risk Managed U.S. Sectors Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 24,194,367	$ -	$ -	$ 24,194,367
Short-Term Investments	917,334	-	-	917,334
Total	$ 25,111,701	$ -	$ -	$ 25,111,701

* Refer to the Portfolio of Investments for classifications
There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Exchange Traded Fund Risk - Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

See accompanying notes to financial statements.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 8/11/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 8/11/2017

By (Signature and Title)

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 8/11/2017